EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income (loss)	$ (6,457)	$ (6,738)	$ 8,809
Weighted average number of shares used in per share computations of net earnings (loss):
Weighted average number of shares outstanding used in computing basic net earnings per share	32,680,766	31,959,921	25,047,771
Dilutive effect: stock options			2,024,101
Total weighted average number of shares used in computing diluted net earnings per share	32,680,766	31,959,921	27,071,872
Basic net earnings (loss) per share	$ (0.20)	$ (0.21)	$ 0.35
Diluted net earnings (loss) per share	$ (0.20)	$ (0.21)	$ 0.33